Income Tax Provision (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Provision (Textual)
Federal net operating loss carryforwards	$ 1,044,230
State net operating loss carryforwards	5,764,000
Income tax provision	$ 82,203
Expire period	Dec. 31, 2037
Indefinite carryforward	$ 962,027
Net deferred tax asset	$ 478,000
Percentage of ownership	50.00%
Pre-tax losses	$ 12,846,923	$ 2,628,817